Consolidated Statements Of Comprehensive Income (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Consolidated Statements Of Comprehensive Income [Abstract]
Net Income	$ 67,894	$ 57,263	$ 48,707
Other comprehensive income:
Change in foreign currency translation adjustment	7,175	(6,944)	135
Available- for- sale investments:
Change in net unrealized gains	2,553	759	81
Less: reclassification adjustment for net gains included in net income	(1,600)	(791)	(1,197)
Net change (net of tax effect of $94, $137, $158)	953	(32)	(1,116)
Cash flow hedges:
Change in unrealized gains	13,845	(13,466)	4,087
Less: reclassificiation adjustment for net gains included in net income	(7,884)	7,971	(1,115)
Net change	5,961	(5,495)	2,972
Other comprehensive income	14,089	(12,471)	1,991
Comprehensive income	81,983	44,792	50,698
Accumulated other comprehensive income (loss), foreign currency translation adjustments	5,962	(1,213)	5,731
Accumulated other comprehensive income (loss), unrealized gains on marketable securities, net of tax	3,443	2,490	2,522
Accumulated other comprehensive income (loss), unrealized gains (losses) on derivative instruments, net of tax	$ 2,789	$ (3,172)	$ 2,323